Income tax and deferred tax (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of analysis of deferred tax assets and liabilities

The breakdown of deferred tax assets and liabilities is as follows:

	12.31.20	Result from exposure to inflation	Charged to Profit and loss	Charged to Other comprenhen- sive income	12.31.21
Deferred tax assets
Tax loss carryforward	374	(126)	(248)	-	-
Trade receivables and other receivables	2,038	(687)	882	-	2,233
Trade payables and other payables	1,022	(345)	524	-	1,201
Salaries and social security taxes payable	385	(130)	277	-	532
Benefit plans	116	(39)	11	(70)	18
Tax liabilities	29	(10)	6	-	25
Provisions	1,234	(416)	798	-	1,616
Deferred tax asset	5,198	(1,753)	2,250	(70)	5,625

Deferred tax liabilities:
Property, plant and equipment	(35,283)	11,899	(27,600)	-	(50,984)
Financial assets at fair value through profit or loss	(450)	152	(84)	-	(382)
Borrowings	(3)	1	1	-	(1)
Tax inflation adjustment	(5,236)	1,766	(226)	-	(3,696)
Deferred tax liability	(40,972)	13,818	(27,909)	-	(55,063)

Net deferred tax liability	(35,774)	12,065	(25,659)	(70)	(49,438)

	12.31.19	Result from exposure to inflation	Charged to Profit and loss	Charged to Other comprenhen- sive income	12.31.20
Deferred tax assets
Tax loss carryforward	-	-	374	-	374
Trade receivables and other receivables	1,137	(302)	1,203	-	2,038
Trade payables and other payables	1,236	(327)	113	-	1,022
Salaries and social security taxes payable	232	(60)	213	-	385
Benefit plans	222	(59)	2	(49)	116
Tax liabilities	38	(11)	2	-	29
Provisions	1,382	(367)	219	-	1,234
Deferred tax asset	4,247	(1,126)	2,126	(49)	5,198

Deferred tax liabilities:
Property, plant and equipment	(40,347)	10,710	(5,646)	-	(35,283)
Financial assets at fair value through profit or loss	(427)	113	(136)	-	(450)
Borrowings	(8)	3	2	-	(3)
Tax inflation adjustment	(4,658)	1,237	(1,815)	-	(5,236)
Deferred tax liability	(45,440)	12,063	(7,595)	-	(40,972)

Net deferred tax liability	(41,193)	10,937	(5,469)	(49)	(35,774)

	12.31.21	12.31.20
Deferred tax assets:
To be recover in more than 12 months	5,625	5,198
Deferred tax asset	5,625	5,198

Deferred tax liabilities:
To be recover in more than 12 months	(55,063)	(40,972)
Deferred tax liability	(55,063)	(40,972)

Net deferred tax liability	(49,438)	(35,774)

Schedule of income tax expense

The breakdown of the income tax expense is as follows:

	12.31.21	12.31.20	12.31.19
Deferred tax	(6,345)	4,184	(17,052)
Change in the income tax rate	(7,473)	1,284	1,273
Current tax	(2,042)	-	(5,964)
Difference between provision and tax return	224	(92)	(181)
Income tax expense	(15,636)	5,376	(21,924)

	12.31.21	12.31.20	12.31.19
(Loss) Income for the year before taxes	(5,708)	(32,080)	46,847
Applicable tax rate	35%	30%	30%
Result for the year at the tax rate	1,998	9,624	(14,054)
Loss on net monetary position	(3,359)	(2,020)	(3,943)
Adjustment effect on tax inflation	(6,972)	(3,357)	(5,761)
Non-taxable income	(54)	(63)	742
Difference between provision and tax return	224	(92)	(181)
Change in the income tax rate	(7,473)	1,284	1,273
Income tax expense	(15,636)	5,376	(21,924)

Schedule of income tax provisions	The income tax payable, net of withholdings is detailed below.
	12.31.21	12.31.20
Current
Provision of income tax payable	2,042	-
Tax withholdings	(788)	-
Total current	1,254	-